Earnings (loss) per share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic Net Earnings (Loss) Per Share

The following table sets forth the computation of basic net earnings (loss) per share:

	For the fiscal years ended September 30,
	2025	2024	2023
	$	$	$
Net earnings (loss) attributable to ordinary shareholders	(1,072,667)	(3,492,318)	112,030
Weighted average number of ordinary shares outstanding
– basic and diluted	28,983,269	12,705,011	12,500,000
Basic and diluted earnings (loss) per share	(0.04)	(0.27)	0.01